Revenues Disaggregation of Revenue by Major Source (Details) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020	[1]	Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019	[1]	Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 14,707		$ 11,779		$ 18,025		$ 20,877		$ 19,118		$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues															17,929	15,948	13,279
Advertising
Disaggregation of Revenue [Line Items]
Revenues															10,855	10,513	7,904
Subscription fees
Disaggregation of Revenue [Line Items]
Revenues															7,645	2,115	97
Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues															4,038	7,540	7,183
Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues															3,402	6,266	5,938
Retail and wholesale sales of merchandise, food and beverage
Disaggregation of Revenue [Line Items]
Revenues															4,952	7,716	7,365
TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															6,253	5,555	4,788
Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															2,134	4,726	4,303
Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues															3,242	3,380	3,192
Home entertainment
Disaggregation of Revenue [Line Items]
Revenues															1,802	1,961	1,859
Other
Disaggregation of Revenue [Line Items]
Revenues															3,136	3,887	3,526
Disney Parks, Experiences and Products
Disaggregation of Revenue [Line Items]
Revenues															17,038	26,786	25,257
Disney Parks, Experiences and Products | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues															0	0	0
Disney Parks, Experiences and Products | Advertising
Disaggregation of Revenue [Line Items]
Revenues															4	6	7
Disney Parks, Experiences and Products | Subscription fees
Disaggregation of Revenue [Line Items]
Revenues															0	0	0
Disney Parks, Experiences and Products | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues															4,038	7,540	7,183
Disney Parks, Experiences and Products | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues															3,402	6,266	5,938
Disney Parks, Experiences and Products | Retail and wholesale sales of merchandise, food and beverage
Disaggregation of Revenue [Line Items]
Revenues															4,952	7,716	7,365
Disney Parks, Experiences and Products | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															0	0	0
Disney Parks, Experiences and Products | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															0	0	0
Disney Parks, Experiences and Products | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues															3,210	3,329	3,122
Disney Parks, Experiences and Products | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues															0	0	0
Disney Parks, Experiences and Products | Other
Disaggregation of Revenue [Line Items]
Revenues															1,432	1,929	1,642
Disney Media and Entertainment Distribution
Disaggregation of Revenue [Line Items]
Revenues															48,350	42,821	34,177
Disney Media and Entertainment Distribution | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues															17,929	15,948	13,279
Disney Media and Entertainment Distribution | Advertising
Disaggregation of Revenue [Line Items]
Revenues															10,851	10,507	7,897
Disney Media and Entertainment Distribution | Subscription fees
Disaggregation of Revenue [Line Items]
Revenues															7,645	2,115	97
Disney Media and Entertainment Distribution | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															6,253	5,555	4,788
Disney Media and Entertainment Distribution | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues															2,134	4,726	4,303
Disney Media and Entertainment Distribution | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues															32	51	70
Disney Media and Entertainment Distribution | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues															1,802	1,961	1,859
Disney Media and Entertainment Distribution | Other
Disaggregation of Revenue [Line Items]
Revenues															$ 1,704	$ 1,958	$ 1,884

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.